Related Party Transactions - Schedule of Transactions with Related Parties (Parenthetical) (Details) $ in Thousands	12 Months Ended
	Feb. 29, 2024 CNY (¥)	Feb. 29, 2024 USD ($)	Feb. 28, 2023 CNY (¥)	Feb. 28, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Feb. 29, 2024 USD ($)
Related Party Transaction [Line Items]
Operating lease right-of-use assets	¥ 27,235,000		¥ 29,379,000			$ 3,784
Operating lease liability	2,380,000					$ 330
Noncash lease expenses	¥ 3,965,000	$ 551	¥ 2,960,000	¥ 39,476,000
Gain from disposal of equity interest				4,048,000
Jiaxin Travel
Related Party Transaction [Line Items]
Consideration on disposal of deferred revenue				7,500,000
Related party transaction, gain on disposal of deferred revenue				835,000
Consideration from disposal of equity interest					¥ 0
Gain from disposal of equity interest				¥ 3,213,000